Post-Employment and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Changes in Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Change in benefit obligation:
Benefit obligation at beginning of year	807	901	65	63
Service cost	27	37	7	8
Interest cost	28	28	2	2
Employee contributions	6	5	—	—
Benefits paid	(20)	(19)	(4)	(4)
Effect of curtailment	—	(3)	—	(2)
Effect of settlement	(14)	(32)	—	—
Actuarial (gain) loss	93	(92)	2	—
Transfer in	2	12	1	1
Transfer out	(2)	(12)	(1)	(1)
Acquisition / change in scope	—	9	—	1
Plan amendment	—	5	1	—
ST-Ericsson deconsolidation	—	(49)	—	(4)
Foreign currency translation adjustment	(64)	17	(8)	1

Benefit obligation at end of year	863	807	65	65

Change in plan assets:
Plan assets at fair value at beginning of year	448	422	—	—
Actual return on plan assets	41	32	—	—
Employer contributions	28	29	—	—
Employee contributions	6	5	—	—
Benefits paid	(10)	(9)	—	—
Effect of settlement	(12)	(25)	—	—
Transfer in	—	8	—	—
Transfer out	—	(8)	—	—
Foreign currency translation adjustments	(21)	5	—	—
ST-Ericsson deconsolidation	—	(11)	—	—

Plan assets at fair value at end of year	480	448	—	—

Funded status	(383)	(359)	(65)	(65)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	9	10	—	—
Current liabilities	(9)	(12)	(11)	(5)
Long-term liabilities	(383)	(357)	(54)	(60)

Net amount recognized	(383)	(359)	(65)	(65)

Accumulated Other Comprehensive Income (Loss) Before Tax Effects

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2012	209	9	218
Net amount generated/arising in current year	(105)	5	(100)
Amortization	(15)	(5)	(20)
Foreign currency translation adjustment	2	—	2

Other comprehensive loss as at December 31, 2013	91	9	100
Net amount generated/arising in current year	76	—	76
Amortization	(5)	(1)	(6)
Foreign currency translation adjustment	(10)	(1)	(11)

Other comprehensive loss as at December 31, 2014	152	7	159

Schedule of Accumulated Benefit Obligations

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Accumulated benefit obligations	757	717	51	51

Components of Net Periodic Benefit Cost

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Service cost	27	37	40	7	8	9
Interest cost	28	28	31	2	2	3
Expected return on plan assets	(22)	(18)	(18)	—	—	—
Amortization of actuarial net loss (gain)	3	11	12	2	—	2
Amortization of prior service cost	—	5	5	1	—	—
Effect of settlement	1	1	—	—		—
Effect of curtailment	—	—	—	—	(2)	—

Net periodic benefit cost	37	64	70	12	8	14

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2014	2013
Discount rate	3.03%	3.83%
Salary increase rate	2.65%	2.82%
Expected long-term rate of return on funds for the pension expense of the year	4.76%	4.88%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2014	2013	2012
Discount rate	3.83%	3.43%	4.14%
Salary increase rate	2.82%	2.92%	2.99%
Expected long-term rate of return on funds for the pension expense of the year	4.88%	4.43%	4.57%

Pension Plan Asset Allocation

The Company’s pension plan asset allocation at December 31, 2014 and at December 31, 2013 is as follows:

	Percentage of Plan Assets at December
Asset Category	2014	2013
Cash	3%	2%
Equity securities	28%	34%
Bonds securities remunerating interest	28%	25%
Real estate	2%	2%
Investments in funds(a)	17%	14%
Other	22%	23%

Total	100%	100%

(a)

Investment in funds are composed for one half of commingled funds mainly invested in corporate bonds for 55%, treasury bonds and notes for 35% and municipal bonds for 10% and for the other half of a multi-strategy fund invested in broadly diversified portfolios of equity, fixed income and derivative instruments.

Pension Plan Asset Allocation Including Fair-Value Measurements

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2014 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	17	17	—	—
Equity securities	136	7	129	—
Government debt securities	10	10	—	—
Corporate debt securities	125	4	121	—
Investment funds	80	—	80	—
Real estate	12	—	10	2
Other (mainly insurance assets – contracts and reserves)	100	—	—	100

TOTAL	480	38	340	102

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2013 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	8	8	—	—
Equity securities	152	7	145	—
Government debt securities	12	12	—	—
Corporate debt securities	99	4	95	—
Investment funds	63	—	63	—
Real estate	9	—	5	4
Other (mainly insurance assets – contracts and reserves)	105	—	—	105

TOTAL	448	31	308	109

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2014 and December 31, 2014 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2014	109
Contributions (employer and employee)	14
Actual return on plan assets	6
Benefits paid	(3)
Assets sold during the year	(2)
Settlements	(11)
Foreign currency translation adjustment	(11)

December 31, 2014	102

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2013 and December 31, 2013 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2013	120
Contributions (employer and employee)	15
Benefits paid	(2)
Settlements	(23)
ST-Ericsson deconsolidation	(4)
Foreign currency translation adjustment	3

December 31, 2013	109

Estimated Future Benefit Payments

The Company’s estimated future benefit payments as of December 2014 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2015	26	12
2016	21	4
2017	24	4
2018	33	4
2019	31	6
From 2020 to 2024	207	25